VARIABLE INTEREST ENTITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
VARIABLE INTEREST ENTITIES
Summarizes the assets and liabilities related to the VIEs

The following table summarizes the assets and liabilities related to the VIEs consolidated by us from our Credit Facility Vehicles as of September 30, 2020 and December 31, 2019 (in thousands):

	September 30, 2020	December 31, 2019
Assets
Cash and cash equivalents	$15,370	$86,526
Restricted cash	161,624	268,368
Real estate inventory	148,205	1,312,194
Other(a)	6,048	25,793
Total assets	$331,247	$1,692,881
Liabilities
Credit facilities	$257,647	$1,264,913
Other(b)	3,444	14,983
Total liabilities	$261,091	$1,279,896

(a)    Includes escrow receivable and other current assets.

(b)    Includes accounts payable and other accrued liabilities and interest payable.

The following table summarizes the assets and liabilities related to the VIEs we consolidated as of December 31, 2019:

Credit Facility
Vehicles
Assets
Cash and cash equivalents	$86,526
Restricted cash	268,368
Real estate inventory	1,312,194
Other(a)	25,793
Total assets	$1,692,881
Liabilities
Credit facilities	$1,264,913
Other(b)	14,983
Total liabilities	$1,279,896

(a)Includes escrow receivable, other current assets, property and equipment, and other assets.

(b)Includes accounts payable and other accrued liabilities and interest payable.

The following table summarizes the assets and liabilities related to the VIEs we consolidated as of December 31, 2018:

	Credit Facility	Title
	Vehicles	Companies	Total
Assets
Cash and cash equivalents	$79	$—	$79
Restricted cash	127,798	6,737	134,535
Real estate inventory	1,360,236	—	1,360,236
Other(a)	19,431	1,368	20,799
Total assets	$1,507,544	$8,105	1,515,649
Liabilities
Credit facilities	$1,133,095	$—	$1,133,095
Other(b)	6,316	528	6,844
Total liabilities	$1,139,411	$528	$1,139,939

(a)Includes escrow receivable, other current assets, property and equipment, and other assets.

(b)Includes accounts payable and other accrued liabilities and interest payable.